Taxation (Details 4) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 12,627,689
2021
Net operating tax loss carry forwards
Net operating tax loss carry forwards	163,916
2022
Net operating tax loss carry forwards
Net operating tax loss carry forwards	833,766
2023
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,602,358
2024
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,220,185
After 2025
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 4,807,464